Stock Option and bonus plans (Details Narrative)	Sep. 07, 2005	Oct. 31, 1997
Stock Option And Bonus Plans Details Narrative
Stock Bonus Plan authorized issuance of shares	500,000
Stock Option Plan authoried issuance of shares		900,000